Warrants (Details) $ / shares in Units, $ in Millions	Apr. 20, 2023 $ / shares shares	Feb. 08, 2023 USD ($) Y item $ / shares shares	Nov. 21, 2023 $ / shares	Nov. 20, 2023 $ / shares	Jun. 16, 2022 shares
Warrants
Exercise price of warrants (in dollars per share)	$ 178.06
Private placement warrants
Warrants
Common stock purchased (in shares) | shares	13,806
Pre funded warrants
Warrants
Exercise price of warrants (in dollars per share)	$ 178
New Unregistered Warrants
Warrants
Number of shares in exchange of warrant exercise | shares					1,290
Exercise price of warrants (in dollars per share)			$ 13.34	$ 14.52
Public offering
Warrants
Number of classes of warrants issued | item		3
Exercise price of warrants (in dollars per share)		$ 464
Public offering | Common stock warrants with alternative cashless exercise
Warrants
Number of warrants issued | shares		37,921
Number of securities called by each warrant | shares		0.5
Exercise price of warrants (in dollars per share)		$ 464
Public offering | Pre funded warrants
Warrants
Number of investors | item		1
Number of warrants issued | shares		1,552
Price per warrant		$ 463.94
Number of securities called by each warrant | shares		1
Exercise price of warrants (in dollars per share)		$ 0.01
Fair value portion of warrants | $		$ 0.5
Public offering | Pre funded warrants | Risk Free Rate
Warrants
Warrant fair value measurement inputs		0.03784
Public offering | Pre funded warrants | Term (years)
Warrants
Warrant fair value measurement inputs | Y		5
Public offering | Pre funded warrants | Dividend Yield
Warrants
Warrant fair value measurement inputs		0
Public offering | Pre funded warrants | Volatility
Warrants
Warrant fair value measurement inputs		0.965
Public offering | Representative's warrants
Warrants
Number of warrants issued | shares		1,265
Exercise price of warrants (in dollars per share)		$ 510.4
Fair value portion of warrants | $		$ 0.3
Public offering | Representative's warrants | Risk Free Rate
Warrants
Warrant fair value measurement inputs		0.03786
Public offering | Representative's warrants | Term (years)
Warrants
Warrant fair value measurement inputs | Y		4.99
Public offering | Representative's warrants | Dividend Yield
Warrants
Warrant fair value measurement inputs		0
Public offering | Representative's warrants | Volatility
Warrants
Warrant fair value measurement inputs		0.965